Post-employment benefit plans - Components of Post-Employment Benefit (Obligations) Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	$ 2,248
Interest on obligations	108	$ 51
Actuarial gains (losses)	(835)	894
Transfers to DC plans	(124)	(57)
Post-employment benefit obligations, December 31	1,657	2,248
Post-employment benefit assets	2,935	3,559
Post-employment benefit obligations	(1,278)	(1,311)
Experience gains (losses) included in actuarial gains	734	(4,729)
Actual return on plan assets	$ 1,898	$ (3,370)
Actual return on plan assets, percent	8.80%	(11.60%)
Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	$ (20,433)	$ (26,001)
Current service cost	(129)	(195)
Interest on obligations	(1,051)	(814)
Actuarial gains (losses)	(1,521)	5,150
Benefit payments	1,473	1,436
Employee contributions	(8)	(9)
Other	0	0
Post-employment benefit obligations, December 31	(21,669)	(20,433)
Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	23,682	28,391
Interest on obligations	1,212	886
Actuarial gains (losses)	686	(4,256)
Benefit payments	(1,473)	(1,436)
Employer contributions	105	145
Employee contributions	8	9
Other	2	0
Post-employment benefit obligations, December 31	24,098	23,682
Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	3,249
Post-employment benefit obligations, December 31	2,429	3,249
Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(980)
Interest on obligations	(53)	(21)
Post-employment benefit obligations, December 31	(719)	(980)
DB PENSION PLANS
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	3,059
Current service cost	(128)	(193)
Interest on obligations	149	84
Post-employment benefit obligations, December 31	2,401	3,059
Post-employment benefit assets	2,935	3,559
Post-employment benefit obligations	(534)	(500)
DB PENSION PLANS | Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(19,295)	(24,544)
Current service cost	(128)	(193)
Interest on obligations	(993)	(770)
Actuarial gains (losses)	(1,572)	4,856
Benefit payments	1,401	1,366
Employee contributions	(8)	(9)
Other	0	(1)
Post-employment benefit obligations, December 31	(20,595)	(19,295)
DB PENSION PLANS | Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	23,355	28,040
Interest on obligations	1,195	875
Actuarial gains (losses)	692	(4,227)
Benefit payments	(1,401)	(1,366)
Employer contributions	41	81
Employee contributions	8	9
Transfers to DC plans	(124)	(57)
Other	2	0
Post-employment benefit obligations, December 31	23,768	23,355
DB PENSION PLANS | Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	4,060
Post-employment benefit obligations, December 31	3,173	4,060
DB PENSION PLANS | Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(980)
Interest on obligations	(53)	(21)
Post-employment benefit obligations, December 31	(719)	(980)
OPEB PLANS
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(811)
Current service cost	(1)	(2)
Interest on obligations	(41)	(33)
Post-employment benefit obligations, December 31	(744)	(811)
Post-employment benefit assets	0	0
Post-employment benefit obligations	(744)	(811)
OPEB PLANS | Benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(1,138)	(1,457)
Current service cost	(1)	(2)
Interest on obligations	(58)	(44)
Actuarial gains (losses)	51	294
Benefit payments	72	70
Employee contributions	0	0
Other	0	1
Post-employment benefit obligations, December 31	(1,074)	(1,138)
OPEB PLANS | Plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	327	351
Interest on obligations	17	11
Actuarial gains (losses)	(6)	(29)
Benefit payments	(72)	(70)
Employer contributions	64	64
Employee contributions	0	0
Transfers to DC plans	0	0
Other	0	0
Post-employment benefit obligations, December 31	330	327
OPEB PLANS | Plan asset (deficit)
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	(811)
Post-employment benefit obligations, December 31	(744)	(811)
OPEB PLANS | Effect of asset limit
Reconciliation of changes in net assets available for benefits [abstract]
Post-employment benefit obligations, January 1	0
Interest on obligations	0	0
Post-employment benefit obligations, December 31	$ 0	$ 0